UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-04494

                                 The Gabelli Asset Fund

(Exact name of registrant as specified in charter)

One Corporate Center

                                   Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                             Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Asset Fund

Third Quarter Report — September 30, 2017

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA	Christopher J. Marangi	Kevin V. Dreyer	Jeffrey J. Jonas, CFA
Chief Investment Officer	Co-Chief Investment Officer	Co-Chief Investment Officer	Portfolio Manager
	BA, Williams College	BSE, University of	BS, Boston College
	MBA, Columbia	Pennsylvania
	Business School	MBA, Columbia
Business School

To Our Shareholders,

For the quarter ended September 30, 2017, the net asset value (“NAV”) per class AAA Share of The Gabelli Asset Fund increased 4.3% compared with an increase of 4.5% for the Standard & Poor’s (“S&P”) 500 Index. See page 2 for additional performance information.

Enclosed is the schedule of investments as of September 30, 2017.

Comparative Results

Average Annual Returns through September 30, 2017 (a) (Unaudited)						Since
						Inception
	Quarter	1 Year	5 Year	10 Year	15 Year	(3/3/86)
Class AAA (GABAX)	4.29%	16.80%	11.43%	6.64%	10.63%	11.90%
S&P 500 Index	4.48	18.61	14.22	7.44	10.04	10.42(b)
Dow Jones Industrial Average	5.56	25.40	13.51	7.67	10.21	11.35(b)
Nasdaq Composite Index	6.06	23.85	17.36	10.46	13.32	9.47(b)
Class A (GATAX)	4.28	16.80	11.43	6.64	10.63	11.90
With sales charge (c)	(1.72)	10.09	10.12	6.01	10.20	11.68
Class C (GATCX)	4.08	15.93	10.60	5.85	9.88	11.54
With contingent deferred sales charge (d)	3.08	14.93	10.60	5.85	9.88	11.54
Class I (GABIX)	4.34	17.09	11.71	6.90	10.81	11.99
Class T (GALTX)	4.29	16.80	11.43	6.64	10.63	11.90
With sales charge (e)	1.68	13.88	10.87	6.37	10.45	11.66

In the current prospectuses dated April 28, 2017, the expense ratios for Class AAA, A, C, I, and T Shares are 1.36%, 1.36%, 2.11%, 1.11%, and 1.36%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares, Class C Shares, and Class T Shares is 5.75%, 1.00%, and 2.50%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC (the “Adviser”) not reimbursed certain expenses of the Fund for periods prior to December 31, 1988. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Dow Jones Industrial Average and the Nasdaq Composite Index are unmanaged indicators of stock market performance. Dividends are considered reinvested, except for the Nasdaq Composite Index. You cannot invest directly in an index. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003, Class I Shares on January 11, 2008, and Class T Shares on July 5, 2017. The actual performance of the Class A Shares, Class C Shares, and Class T Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares.

(b)	The S&P 500 Index, Dow Jones Industrial Average, and Nasdaq Composite Index since inception performance results are as of February 28, 1986.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(e)	Performance results include the effect of the 2.50% sales charge at the beginning of the period.

2

The Gabelli Asset Fund

Schedule of Investments — September 30, 2017 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 99.6%
	Aerospace — 1.7%
513,000	Aerojet Rocketdyne Holdings Inc.†	$17,960,130
5,000	Lockheed Martin Corp.	1,551,450
6,000	Northrop Grumman Corp.	1,726,320
1,866,100	Rolls-Royce Holdings plc	22,180,051
2,500	The Boeing Co.	635,525

		44,053,476

	Agriculture — 0.4%
220,000	Archer-Daniels-Midland Co.	9,352,200
9,000	Monsanto Co.	1,078,380
6,500	Potash Corp. of Saskatchewan Inc.	125,060
25,000	The Mosaic Co.	539,750

		11,095,390

	Airlines — 0.0%
100,000	American Airlines Group Inc., Escrow†	137,500

	Automotive — 1.0%
5,000	Ferrari NV	552,400
30,000	General Motors Co.	1,211,400
405,000	Navistar International Corp.†	17,848,350
91,500	PACCAR Inc.	6,619,110
3,000	Volkswagen AG	507,919

		26,739,179

	Automotive: Parts and Accessories — 3.3%
142,000	BorgWarner Inc.	7,274,660
100,000	Brembo SpA	1,692,471
406,000	Dana Inc.	11,351,760
436,000	Genuine Parts Co.	41,703,400
74,000	Modine Manufacturing Co.†	1,424,500
46,000	O’Reilly Automotive Inc.†	9,907,020
30,000	Standard Motor Products Inc.	1,447,500
75,000	Superior Industries International Inc.	1,248,750
85,000	Tenneco Inc.	5,156,950
45,000	Visteon Corp.†	5,569,650

		86,776,661

	Aviation: Parts and Services — 0.8%
5,000	Arconic Inc.	124,400
1,800,000	BBA Aviation plc.	7,197,395
55,500	Curtiss-Wright Corp.	5,801,970
112,000	Kaman Corp.	6,247,360
40,000	KLX Inc.†	2,117,200

		21,488,325

	Broadcasting — 2.4%
292,600	CBS Corp., Cl. A, Voting	17,090,766
18,000	Cogeco Inc.	1,181,198
26,666	Corus Entertainment Inc., New York, Cl. B	277,326
13,334	Corus Entertainment Inc., Toronto, Cl. B	138,710
120,000	ITV plc	280,917
35,250	Liberty Broadband Corp., Cl. A†	3,319,845

Shares		Market Value

125,182	Liberty Broadband Corp., Cl. C†	$11,929,845
33,000	Liberty Media Corp.- Liberty Formula One, Cl. A†	1,204,170
71,000	Liberty Media Corp.- Liberty Formula One, Cl. C†	2,704,390
55,000	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	2,304,500
195,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	8,164,650
330,000	MSG Networks Inc., Cl. A†	6,996,000
10,000	Naspers Ltd., Cl. N	2,156,772
65,000	Pandora Media Inc.†	500,500
55,000	Sky plc	674,354
355,000	Television Broadcasts Ltd.	1,179,304
40,000	Tokyo Broadcasting System Holdings Inc.	741,880
56,000	Tribune Media Co., Cl. A	2,288,160

		63,133,287

	Building and Construction — 1.3%
60,000	Armstrong Flooring Inc.†	945,000
39,000	Assa Abloy AB, Cl. B	890,619
145,000	Fortune Brands Home & Security Inc.	9,748,350
100,000	Herc Holdings Inc.†	4,913,000
457,000	Johnson Controls International plc	18,412,530
14,500	Layne Christensen Co.†	181,975

		35,091,474

	Business Services — 3.2%
15,000	Blucora Inc.†	379,500
225,000	Clear Channel Outdoor Holdings Inc., Cl. A	1,046,250
32,000	Ecolab Inc.	4,115,520
140,000	Fly Leasing Ltd., ADR†	1,962,800
206,000	Gerber Scientific Inc., Escrow†(a)	0
55,000	Landauer Inc.	3,701,500
255,000	Live Nation Entertainment Inc.†	11,105,250
144,000	Macquarie Infrastructure Corp.	10,393,920
175,000	Mastercard Inc., Cl. A	24,710,000
2,000	MSC Industrial Direct Co. Inc., Cl. A	151,140
3,458	Novus Holdings Ltd.	1,668
59,000	The Brink’s Co.	4,970,750
770,000	The Interpublic Group of Companies Inc.	16,008,300
24,000	Vectrus Inc.†	740,160
64,000	Visa Inc., Cl. A	6,735,360

		86,022,118

	Cable and Satellite — 4.6%
143,000	AMC Networks Inc., Cl. A†	8,361,210
500	Cable One Inc.	361,060
10,000	Charter Communications Inc., Cl. A†	3,634,200
451,000	Comcast Corp., Cl. A	17,354,480
325,200	DISH Network Corp., Cl. A†	17,635,596
98,000	EchoStar Corp., Cl. A†	5,608,540
147,900	Liberty Global plc, Cl. A†	5,015,289

See accompanying notes to schedule of investments.

3

The Gabelli Asset Fund

Schedule of Investments (Continued) — September 30, 2017 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Cable and Satellite (Continued)
412,000	Liberty Global plc, Cl. C†	$13,472,400
23,698	Liberty Global plc LiLAC, Cl. A†	563,064
49,933	Liberty Global plc LiLAC, Cl. C†	1,163,439
588,000	Rogers Communications Inc., New York, Cl. B	30,305,520
50,000	Rogers Communications Inc., Toronto, Cl. B	2,578,241
136,000	Scripps Networks Interactive Inc., Cl. A	11,681,040
118,000	Shaw Communications Inc., New York, Cl. B	2,715,180
120,000	Shaw Communications Inc., Toronto, Cl. B	2,762,092

		123,211,351

	Communications Equipment — 0.5%
190,000	Corning Inc.	5,684,800
51,000	Harris Corp.	6,715,680

		12,400,480

	Computer Hardware — 0.0%
7,000	Apple Inc.	1,078,840

	Computer Software and Services — 1.5%
5,500	Alphabet Inc., Cl. C†	5,275,105
6,400	CommerceHub Inc., Cl. A†	144,448
20,400	CommerceHub Inc., Cl. C†	435,540
92,000	Diebold Nixdorf Inc.	2,102,200
53,000	Donnelley Financial Solutions Inc.†	1,142,680
34,000	DST Systems Inc.	1,865,920
160,000	eBay Inc.†	6,153,600
50,000	Fidelity National Information Services Inc.	4,669,500
325,000	Hewlett Packard Enterprise Co.	4,780,750
265,000	Internap Corp.†	1,152,750
35,792	Micro Focus International plc, ADR†	1,141,765
5,000	Microsoft Corp.	372,450
7,992	NetScout Systems Inc.†	258,541
57,000	Rockwell Automation Inc.	10,157,970

		39,653,219

	Consumer Products — 4.4%
30,000	Brunswick Corp.	1,679,100
11,000	Christian Dior SE	3,522,574
68,000	Church & Dwight Co. Inc.	3,294,600
17,000	Coty Inc., Cl. A	281,010
416,000	Edgewell Personal Care Co.†	30,272,320
246,000	Energizer Holdings Inc.	11,328,300
10,000	Essity AB, Cl. A†	270,844
42,000	Essity AB, Cl. B†	1,142,703
3,400	Givaudan SA	7,397,945
30,000	Harley-Davidson Inc.	1,446,300
2,000	Hermes International	1,008,273
6,000	National Presto Industries Inc.	638,700
47,000	Reckitt Benckiser Group plc	4,290,820
100,000	Sally Beauty Holdings Inc.†	1,958,000
10,000	Svenska Cellulosa AB, Cl. A	88,092
42,000	Svenska Cellulosa AB, Cl. B	355,805

Shares		Market Value

986,400	Swedish Match AB	$34,600,115
4,000	The Estee Lauder Companies Inc., Cl. A	431,360
120,000	The Procter & Gamble Co.	10,917,600
40,000	Unilever plc, ADR	2,318,400
35,000	Wolverine World Wide Inc.	1,009,750

		118,252,611

	Consumer Services — 2.1%
5,000	Allegion plc	432,350
95,000	IAC/InterActiveCorp.†	11,170,100
22,500	Liberty Expedia Holdings Inc., Cl. A†	1,194,975
443,600	Liberty Interactive Corp. QVC Group, Cl. A†	10,455,652
30,000	Liberty TripAdvisor Holdings Inc., Cl. A†	370,500
64,800	Liberty Ventures, Cl. A†	3,729,240
593,000	Rollins Inc.	27,361,020

		54,713,837

	Diversified Industrial — 5.0%
500	Acuity Brands Inc.	85,640
5,000	Anixter International Inc.†	425,000
338,700	Crane Co.	27,092,613
100,000	Eaton Corp. plc	7,679,000
136,000	Greif Inc., Cl. A	7,961,440
275,000	Honeywell International Inc.	38,978,500
38,000	HRG Group Inc.†	593,180
24,000	Ingersoll-Rand plc	2,140,080
250,000	ITT Inc.	11,067,500
30,000	Jardine Matheson Holdings Ltd.	1,900,800
124,000	Jardine Strategic Holdings Ltd.	5,356,800
252,000	Myers Industries Inc.	5,279,400
30,000	Pentair plc	2,038,800
11,500	Sulzer AG	1,358,600
185,000	Textron Inc.	9,967,800
330,000	Toray Industries Inc.	3,201,022
230,000	Trinity Industries Inc.	7,337,000
4,000	Waters Corp.†	718,080

		133,181,255

	Electronics — 2.2%
130,000	Cypress Semiconductor Corp.	1,952,600
1,800	Fortive Corp.	127,422
8,000	Kyocera Corp., ADR	497,360
1,500	Mettler-Toledo International Inc.†	939,240
2,200	Samsung Electronics Co. Ltd., GDR	2,490,400
910,000	Sony Corp., ADR	33,979,400
40,000	TE Connectivity Ltd.	3,322,400
110,000	Texas Instruments Inc.	9,860,400
25,000	Thermo Fisher Scientific Inc.	4,730,000

		57,899,222

	Energy and Utilities — 3.4%
11,000	Anadarko Petroleum Corp.	537,350
11,000	Baker Hughes a GE Co.	402,820

See accompanying notes to schedule of investments.

4

The Gabelli Asset Fund

Schedule of Investments (Continued) — September 30, 2017 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
120,000	BP plc, ADR	$4,611,600
105,500	Chevron Corp.	12,396,250
162,000	ConocoPhillips	8,108,100
113,000	Devon Energy Corp.	4,148,230
4,000	Edison International	308,680
204,000	El Paso Electric Co.	11,271,000
34,500	Enbridge Inc.	1,443,480
90,000	EOG Resources Inc.	8,706,600
67,000	Exxon Mobil Corp.	5,492,660
130,000	GenOn Energy Inc., Escrow†(a)	0
167,000	Halliburton Co.	7,687,010
65,000	Kinder Morgan Inc.	1,246,700
13,000	Marathon Petroleum Corp.	729,040
243,000	National Fuel Gas Co.	13,756,230
56,400	Oceaneering International Inc.	1,481,628
5,000	Phillips 66	458,050
40,000	Rowan Companies plc, Cl. A†	514,000
53,000	Southwest Gas Holdings Inc.	4,113,860
95,000	The AES Corp.	1,046,900
8,000	Wartsila OYJ Abp	566,363
170,000	Weatherford International plc†	778,600

		89,805,151

	Entertainment — 5.4%
195,500	Discovery Communications Inc., Cl. A†	4,162,195
515,000	Discovery Communications Inc., Cl. C†	10,433,900
700,000	Grupo Televisa SAB, ADR	17,269,000
19,000	International Game Technology plc	466,450
19,000	Liberty Media Corp.- Liberty Braves, Cl. A†	482,030
113,271	Liberty Media Corp.- Liberty Braves, Cl. C†	2,862,358
70,120	Lions Gate Entertainment Corp., Cl. B†	2,229,115
136,833	The Madison Square Garden Co, Cl. A†	29,295,945
15,000	Time Warner Inc.	1,536,750
2,060,000	Twenty-First Century Fox Inc., Cl. A	54,342,800
80,000	Twenty-First Century Fox Inc., Cl. B	2,063,200
418,500	Viacom Inc., Cl. A	15,358,950
45,000	Viacom Inc., Cl. B	1,252,800
50,000	Vivendi SA	1,265,808

		143,021,301

	Environmental Services — 2.7%
605,000	Republic Services Inc.	39,966,300
13,000	Stericycle Inc.†	931,060
87,000	Waste Connections Inc.	6,086,520
316,000	Waste Management Inc.	24,733,320

		71,717,200

	Equipment and Supplies — 7.2%
741,000	AMETEK Inc.	48,935,640
12,000	Amphenol Corp., Cl. A	1,015,680
10,000	AZZ Inc.	487,000

Shares		Market Value

91,000	CIRCOR International Inc.	$4,953,130
110,000	Crown Holdings Inc.†	6,569,200
159,000	CTS Corp.	3,831,900
4,670	Danaher Corp.	400,593
540,900	Donaldson Co. Inc.	24,848,946
540,000	Flowserve Corp.	22,998,600
53,000	Graco Inc.	6,555,570
237,400	IDEX Corp.	28,836,978
50,000	Interpump Group SpA	1,555,372
16,000	Lawson Products Inc.†	403,200
130,000	Mueller Industries Inc.	4,543,500
180,000	Sealed Air Corp.	7,689,600
93,000	The Manitowoc Co. Inc.†	837,000
50,000	The Timken Co.	2,427,500
20,000	The Toro Co.	1,241,200
75,000	The Weir Group plc	1,974,821
23,000	Valmont Industries Inc.	3,636,300
237,000	Watts Water Technologies Inc., Cl. A	16,400,400

		190,142,130

	Financial Services — 10.8%
13,400	Alleghany Corp.†	7,423,734
70,000	AllianceBernstein Holding LP	1,701,000
380,000	American Express Co.	34,374,800
3,400	Ameriprise Financial Inc.	504,934
32,000	Argo Group International Holdings Ltd.	1,968,000
60,000	Bank of America Corp.	1,520,400
154	Berkshire Hathaway Inc., Cl. A†	42,309,960
5,700	BKF Capital Group Inc.†	48,450
65,000	Citigroup Inc.	4,728,100
100,000	GAM Holding AG	1,549,027
210,000	H&R Block Inc.	5,560,800
50,000	Interactive Brokers Group Inc., Cl. A	2,252,000
232,300	JPMorgan Chase & Co.	22,186,973
84,500	Kinnevik AB, Cl. A	2,987,882
105,000	Kinnevik AB, Cl. B	3,423,983
186,500	KKR & Co. LP	3,791,545
214,000	Legg Mason Inc.	8,412,340
3,500	LendingTree Inc.†	855,575
35,000	Leucadia National Corp.	883,750
40,000	Loews Corp.	1,914,400
39,000	M&T Bank Corp.	6,280,560
108,000	Marsh & McLennan Companies Inc.	9,051,480
133,000	PayPal Holdings Inc.†	8,515,990
28,500	Popular Inc.	1,024,290
134,200	State Street Corp.	12,821,468
20,000	SunTrust Banks Inc.	1,195,400
50,000	T. Rowe Price Group Inc.	4,532,500
666,900	The Bank of New York Mellon Corp.	35,359,038
55,000	The Blackstone Group LP	1,835,350
13,500	The Goldman Sachs Group Inc.	3,202,065
98,000	The Hartford Financial Services Group Inc.	5,432,140

See accompanying notes to schedule of investments.

5

The Gabelli Asset Fund

Schedule of Investments (Continued) — September 30, 2017 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Financial Services (Continued)
134,000	The PNC Financial Services Group Inc.	$18,059,180
10,000	Value Line Inc.	176,200
10,000	W. R. Berkley Corp.	667,400
140,000	Waddell & Reed Financial Inc., Cl. A	2,809,800
516,000	Wells Fargo & Co.	28,457,400

		287,817,914

	Food and Beverage — 13.8%
924,900	Brown-Forman Corp., Cl. A	51,507,681
131,500	Brown-Forman Corp., Cl. B	7,140,450
46,000	Campbell Soup Co.	2,153,720
800,000	China Mengniu Dairy Co. Ltd.	2,237,698
35,000	Chr. Hansen Holding A/S	3,001,787
25,000	Coca-Cola European Partners plc	1,040,500
16,500	Coca-Cola HBC AG	558,277
355,000	Conagra Brands Inc.	11,977,700
30,300	Constellation Brands Inc., Cl. A	6,043,335
22,000	Core-Mark Holding Co. Inc.	707,080
40,000	Crimson Wine Group Ltd.†	430,000
225,000	Danone SA	17,649,509
846,200	Davide Campari-Milano SpA	6,140,726
281,000	Diageo plc, ADR	37,128,530
64,000	Dr Pepper Snapple Group Inc.	5,662,080
80,000	Farmer Brothers Co.†	2,628,000
310,000	Flowers Foods Inc.	5,831,100
40,000	Fomento Economico Mexicano SAB de CV, ADR	3,821,200
451,000	General Mills Inc.	23,343,760
2,000,000	Grupo Bimbo SAB de CV, Cl. A	4,840,198
10,000	Heineken Holding NV	939,605
86,500	Heineken NV	8,551,855
20,000	Heineken NV, ADR	992,600
2,000	Ingredion Inc.	241,280
160,000	ITO EN Ltd.	5,396,134
11,000	John Bean Technologies Corp.	1,112,100
78,000	Kellogg Co.	4,864,860
74,300	Kerry Group plc, Cl. A	7,183,241
440,000	Kikkoman Corp.	13,529,438
135,000	Lamb Weston Holdings Inc.	6,330,150
19,800	LVMH Moet Hennessy Louis Vuitton SE	5,463,078
149,000	Maple Leaf Foods Inc.	4,061,302
25,000	MEIJI Holdings Co. Ltd.	1,981,782
430,000	Mondelēz International Inc., Cl. A	17,483,800
49,000	Morinaga Milk Industry Co. Ltd.	1,872,473
400	National Beverage Corp.	49,620
63,000	Nestlé SA	5,276,295
152,000	Nissin Foods Holdings Co. Ltd.	9,239,547
230,000	Parmalat SpA	842,690
91,000	PepsiCo Inc.	10,140,130
67,000	Pernod Ricard SA	9,268,822
130,000	Post Holdings Inc.†	11,475,100

Shares		Market Value

93,000	Remy Cointreau SA	$11,013,592
110,000	Snyder’s-Lance Inc.	4,195,400
17,000	Suntory Beverage & Food Ltd.	756,898
13,000	The Kraft Heinz Co.	1,008,150
66,000	The Coca-Cola Co.	2,970,660
32,000	The Hain Celestial Group Inc.†	1,316,800
21,000	The J.M. Smucker Co.	2,203,530
375,000	Tingyi (Cayman Islands) Holding Corp.	564,545
156,000	Tootsie Roll Industries Inc.	5,928,000
5,000	Tyson Foods Inc., Cl. A	352,250
87,000	United Natural Foods Inc.†	3,618,330
180,300	Yakult Honsha Co. Ltd.	12,994,739

		367,062,127

	Health Care — 5.1%
70,000	Akorn Inc.†	2,323,300
115,000	Alere Inc.†	5,863,850
30,500	Allergan plc	6,250,975
47,000	AmerisourceBergen Corp.	3,889,250
30,500	Amgen Inc.	5,686,725
20,000	AngioDynamics Inc.†	341,800
55,372	Baxter International Inc.	3,474,593
7,500	Becton, Dickinson and Co.	1,469,625
11,000	Biogen Inc.†	3,444,320
4,800	Bio-Rad Laboratories Inc., Cl. A†	1,066,656
470,000	BioScrip Inc.†	1,292,500
5,000	Bioverativ Inc.†	285,350
75,000	Boston Scientific Corp.†	2,187,750
125,000	Bristol-Myers Squibb Co.	7,967,500
70,000	Cardiovascular Systems Inc.†	1,970,500
55,000	Chemed Corp.	11,112,750
10,000	Cigna Corp.	1,869,400
26,000	CONMED Corp.	1,364,220
45,000	DaVita Inc.†	2,672,550
28,000	Eli Lilly & Co.	2,395,120
66,000	Endo International plc†	565,290
80,000	Envision Healthcare Corp.†	3,596,000
85,000	Evolent Health Inc., Cl. A†	1,513,000
44,000	Exactech Inc.†	1,449,800
20,000	Express Scripts Holding Co.†	1,266,400
20,000	Gerresheimer AG	1,548,044
50,000	HCA Healthcare Inc.†	3,979,500
56,400	Henry Schein Inc.†	4,624,236
40,000	Indivior plc†	182,079
71,500	Johnson & Johnson	9,295,715
115,000	Kindred Healthcare Inc.	782,000
15,000	McKesson Corp.	2,304,150
15,000	Medtronic plc	1,166,550
124,500	Merck & Co. Inc.	7,971,735
40,000	Mylan NV†	1,254,800
30,432	Orthofix International NV†	1,437,912
30,000	Owens & Minor Inc.	876,000

See accompanying notes to schedule of investments.

6

The Gabelli Asset Fund

Schedule of Investments (Continued) — September 30, 2017 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Health Care (Continued)
50,000	Patterson Cos., Inc.	$1,932,500
44,000	Quidel Corp.†	1,929,840
400	Regeneron Pharmaceuticals Inc.†	178,848
75,000	Roche Holding AG, ADR	2,400,000
9,668	Shire plc, ADR	1,480,557
17,000	Stryker Corp.	2,414,340
41,396	Tenet Healthcare Corp.†	680,136
4,000	The Cooper Companies Inc.	948,440
10,000	UnitedHealth Group Inc.	1,958,500
140,000	William Demant Holding A/S†	3,695,533
94,000	Wright Medical Group NV†	2,431,780
34,000	Zimmer Biomet Holdings Inc.	3,981,060
9,000	Zoetis Inc.	573,840

		135,347,319

	Hotels and Gaming — 1.6%
14,000	Accor SA	695,532
62,000	Belmond Ltd., Cl. A†	846,300
7,021	Churchill Downs Inc.	1,447,730
350,000	Genting Singapore plc	301,891
36,000	Hyatt Hotels Corp., Cl. A†	2,224,440
88,000	ILG Inc.	2,352,240
50,000	Las Vegas Sands Corp.	3,208,000
4,700,000	Mandarin Oriental International Ltd.	10,246,000
387,000	MGM Resorts International	12,612,330
2,000,000	The Hongkong & Shanghai Hotels Ltd.	3,338,625
52,000	Universal Entertainment Corp.	1,529,616
10,000	Wyndham Worldwide Corp.	1,054,100
14,000	Wynn Resorts Ltd.	2,084,880

		41,941,684

	Machinery — 3.7%
121,000	Caterpillar Inc.	15,089,910
1,353,000	CNH Industrial NV	16,249,530
218,600	CNH Industrial NV, Borsa ltaliana	2,624,957
237,000	Deere & Co.	29,764,830
50,000	Mueller Water Products Inc., Cl. A	640,000
93,000	Welbilt Inc.†	2,143,650
505,000	Xylem Inc.	31,628,150

		98,141,027

	Manufactured Housing and Recreational Vehicles — 0.2%
31,500	Cavco Industries Inc.†	4,647,825
20,000	Nobility Homes Inc.	372,500
32,500	Skyline Corp.†	392,925

		5,413,250

	Metals and Mining — 1.9%
56,000	Agnico Eagle Mines Ltd.	2,531,760
234,000	Barrick Gold Corp.	3,765,060
30,000	Cleveland-Cliffs Inc.†	214,500
90,000	Franco-Nevada Corp.	6,973,200

Shares		Market Value

160,000	Freeport-McMoRan Inc.†	$2,246,400
60,000	Kinross Gold Corp.†	254,400
24,000	New Hope Corp. Ltd.	36,333
530,000	Newmont Mining Corp.	19,880,300
124,000	Royal Gold Inc.	10,668,960
52,609	TimkenSteel Corp.†	868,049
180,000	Turquoise Hill Resources Ltd.†	558,000
84,000	Wheaton Precious Metals Corp.	1,603,560

		49,600,522

	Publishing — 1.1%
900	Graham Holdings Co., Cl. B	526,590
53,000	Meredith Corp.	2,941,500
128,000	News Corp., Cl. A	1,697,280
94,000	News Corp., Cl. B	1,283,100
125,000	S&P Global Inc.	19,538,750
215,000	The E.W. Scripps Co., Cl. A†	4,108,650
10,000	The New York Times Co., Cl. A	196,000

		30,291,870

	Real Estate — 0.3%
16,500	Brookfield Asset Management Inc., Cl. A	681,450
104,000	Griffin Industrial Realty Inc.	3,780,400
240,500	The St. Joe Co.†	4,533,425

		8,995,275

	Real Estate Investment Trusts — 0.3%
2,000	Forest City Realty Trust Inc., Cl. A	51,020
14,422	Host Hotels & Resorts Inc.	266,663
85,000	Ryman Hospitality Properties Inc.	5,311,650
112,000	Weyerhaeuser Co.	3,811,360

		9,440,693

	Retail — 2.1%
50,500	Aaron’s Inc.	2,203,315
144,000	AutoNation Inc.†	6,834,240
61,000	Costco Wholesale Corp.	10,021,690
178,000	CVS Health Corp.	14,474,960
40,000	HSN Inc.	1,562,000
242,000	J.C. Penney Co. Inc.†	922,020
400,000	Lianhua Supermarket Holdings Ltd., Cl. H†	163,859
144,000	Macy’s Inc.	3,142,080
50,000	Murphy USA Inc.†	3,450,000
15,100	Penske Automotive Group Inc.	718,307
10,000	Rush Enterprises Inc., Cl. B†	436,200
46,000	The Cheesecake Factory Inc.	1,937,520
29,000	The Home Depot Inc.	4,743,240
128,000	The Kroger Co.	2,567,680
33,000	Walgreens Boots Alliance Inc.	2,548,260

		55,725,371

	Specialty Chemicals — 1.8%
20,000	Ashland Global Holdings Inc.	1,307,800
540,000	Ferro Corp.†	12,042,000

See accompanying notes to schedule of investments.

7

The Gabelli Asset Fund

Schedule of Investments (Continued) — September 30, 2017 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Specialty Chemicals (Continued)
138,000	H.B. Fuller Co.	$8,012,280
102,000	International Flavors & Fragrances Inc.	14,576,820
375,000	OMNOVA Solutions Inc.†	4,106,250
9,000	Praxair Inc.	1,257,660
68,000	Sensient Technologies Corp.	5,230,560
45,000	SGL Carbon SE†	760,814
51,000	Valvoline Inc.	1,195,950

		48,490,134

	Telecommunications — 2.2%
36,000	CenturyLink Inc.	680,400
212,000	Cincinnati Bell Inc.†	4,208,200
170,000	Deutsche Telekom AG, ADR	3,172,200
30,000	Hellenic Telecommunications Organization SA	362,723
25,000	Hellenic Telecommunications Organization SA, ADR	151,500
55,000	Level 3 Communications Inc.†	2,930,950
71,607	Loral Space & Communications Inc.†	3,544,547
6,000	Orange SA, ADR	98,520
210,000	Sprint Corp.†	1,633,800
3,007,800	Telecom Italia SpA†	2,817,257
175,000	Telecom Italia SpA, ADR†	1,645,000
39,981	Telefonica Brasil SA, ADR	633,299
265,000	Telefonica SA, ADR	2,859,350
977,510	Telephone & Data Systems Inc.	27,262,754
230,000	Telesites SAB de CV†	177,078
138,000	VEON Ltd., ADR	576,840
100,000	Verizon Communications Inc.	4,949,000

		57,703,418

	Transportation — 0.7%
284,000	GATX Corp.	17,483,040
4,000	Kansas City Southern	434,720

		17,917,760

	Wireless Communications — 0.9%
36,000	Altice USA Inc., Cl. A†	983,160
115,000	America Movil SAB de CV, Cl. L, ADR	2,041,250
14,000	Millicom International Cellular SA	921,480
53,000	Millicom International Cellular SA, SDR	3,497,587
208,000	NTT DoCoMo Inc.	4,751,513
20,000	Tim Participacoes SA, ADR	365,600
68,000	T-Mobile US Inc.†	4,192,880
175,000	United States Cellular Corp.†	6,195,000

		22,948,470

	TOTAL COMMON STOCKS	2,646,450,841

Shares		Market Value

	CLOSED-END FUNDS — 0.4%
121,000	Altaba Inc.†	$8,015,040
11,417	Royce Global Value Trust Inc.	118,166
79,500	Royce Value Trust Inc.	1,255,305

	TOTAL CLOSED-END FUNDS	9,388,511

	PREFERRED STOCKS — 0.0%
	Health Care — 0.0%
31,580	The Phoenix Companies Inc., 7.450%, 01/15/32	608,903

	RIGHTS — 0.0%
	Health Care — 0.0%
20,000	American Medical Alert Corp., expire 12/31/49†(a)	200

	WARRANTS — 0.0%
	Hotels and Gaming — 0.0%
200,000	The Indian Hotels Co. Ltd., expire 05/14/18†(b)	356,000

	TOTAL INVESTMENTS — 100.0% (Cost $952,707,114)	$2,656,804,455

	Aggregate tax cost	$962,727,359

	Gross unrealized appreciation	$1,719,178,840
	Gross unrealized depreciation	(25,101,744)

	Net unrealized appreciation/depreciation	$1,694,077,096

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the market value of the Rule 144A security amounted to $356,000 or 0.01% of total investments.

†	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

8

The Gabelli Asset Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments. On July 5, 2017, the Fund began to offer for sale Class T Shares.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

9

The Gabelli Asset Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Airlines	—	$137,500	—	137,500
Business Services	$86,022,118	—	$ 0	86,022,118
Energy and Utilities	89,805,151	—	0	89,805,151
Manufactured Housing and Recreational Vehicles	5,040,750	372,500	—	5,413,250
Other Industries (a)	2,465,072,822	—	—	2,465,072,822

Total Common Stocks	2,645,940,841	510,000	0	2,646,450,841

Closed End Funds (a)	9,388,511		—	9,388,511
Preferred Stocks (a)	—	608,903	—	608,903
Rights (a)	—	—	200	200
Warrants (a)	356,000	—	—	356,000

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,655,685,352	$1,118,903	$200	$2,656,804,455

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

10

The Gabelli Asset Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At September 30, 2017, the Fund did not hold restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

11

THE GABELLI ASSET FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst focusing on companies across the healthcare industry. In 2006, he began serving as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI ASSET FUND

One Corporate Center

Rye, New York 10580-1422

t   800-GABELLI (800-422-3554)

f   914-921-5118

e   info@gabelli.com

     GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Mario J. Gabelli, CFA

Chairman and Chief

Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Chief Investment

Officer,

Financial Security Assurance

Holdings Ltd.

John D. Gabelli

Senior Vice President,

G.research, LLC

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

John C. Ball

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB405Q317QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The Gabelli Asset Fund

By (Signature and Title)*    /s/ Bruce N. Alpert

                                                  Bruce N. Alpert, Principal Executive Officer

Date    11/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Bruce N. Alpert

                                                  Bruce N. Alpert, Principal Executive Officer

Date    11/28/2017

By (Signature and Title)*    /s/ John C. Ball

                                                  John C. Ball, Principal Financial Officer and Treasurer

Date    11/28/2017

* Print the name and title of each signing officer under his or her signature.